Property, Plant and Equipment, Net (Details)	Jun. 30, 2026 USD ($)
Property, Plant and Equipment, Net [Line Items]
Trade payables	$ 900,000
Depreciated assets	700,000
Property, Plant and Equipment, Net [Member]
Property, Plant and Equipment, Net [Line Items]
Intangible assets	$ 300